LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Equity method investments	$ 86,889
Equity method investments, other than temporary impairment	1,900,000
Recognized loss from equity method investments	(8,031)	$ (261,397)	$ (814,440)
Impairment charges		1,468,014
Equity investments without readily determinable fair value	86,889
Initial investment equity investments without readily determinable fair value	711,000
Impairment charges of equity method investments
Impairment of investments from continuing operations		100,000
Impairment of investments from discontinued operations		200,000
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Recognized loss from equity method investments	10,000.00	300,000
Impairment charges		$ 0